Income Taxes - Income (Loss) Before Income Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income (Loss) before income taxes	$ 38,213	$ 77,858	$ (391,073)
Domestic (Israel) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income (Loss) before income taxes	(30,550)	(39,781)	14,338
Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income (Loss) before income taxes	$ 68,763	$ 117,639	$ (405,411)